Federated Hermes Quality Bond Fund II
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.9%
	Basic Industry - Chemicals—0.4%
$ 488,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 485,257
	Basic Industry - Metals & Mining—1.0%
345,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	321,977
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	177,904
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	201,076
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	339,731
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	364,402
	TOTAL	1,405,090
	Basic Industry - Paper—0.3%
390,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	396,451
	Capital Goods - Aerospace & Defense—2.7%
600,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	586,453
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	187,587
585,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	564,387
490,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	454,597
195,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	209,052
400,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	387,976
585,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	503,236
780,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	769,300
	TOTAL	3,662,588
	Capital Goods - Building Materials—0.9%
405,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	385,085
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	151,891
152,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	159,967
293,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	252,533
293,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	285,564
	TOTAL	1,235,040
	Capital Goods - Construction Machinery—1.7%
490,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	468,821
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	198,510
585,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	562,785
580,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	570,013
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	495,347
	TOTAL	2,295,476
	Capital Goods - Diversified Manufacturing—1.4%
600,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	529,140
545,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	472,682
195,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	198,387
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	86,302
490,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	452,469
125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	128,332
	TOTAL	1,867,312
	Communications - Cable & Satellite—1.2%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	87,797

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	$ 154,384
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	386,664
750,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	686,845
300,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	294,894
	TOTAL	1,610,584
	Communications - Media & Entertainment—2.0%
345,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	346,890
235,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	235,060
220,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	216,911
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	236,531
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	501,017
500,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	505,435
305,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	273,635
490,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	461,650
	TOTAL	2,777,129
	Communications - Telecom Wireless—1.9%
490,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	468,684
420,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	359,141
245,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	244,612
245,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	239,578
880,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	843,879
490,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	486,872
	TOTAL	2,642,766
	Communications - Telecom Wirelines—2.2%
295,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	282,015
857,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	702,920
200,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	198,227
195,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	195,236
195,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	191,484
245,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	271,777
780,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	659,777
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	352,581
170,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	158,517
	TOTAL	3,012,534
	Consumer Cyclical - Automotive—3.8%
880,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	868,173
295,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	297,764
585,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	590,199
245,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	241,365
245,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	242,723
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	196,402
285,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	293,243
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	204,516
490,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	453,952
245,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	244,696
205,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	208,828
660,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	666,507
700,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	680,998
	TOTAL	5,189,366

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—2.8%
$ 995,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 887,343
460,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	422,890
260,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	255,354
235,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	229,565
245,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	247,692
270,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	254,522
490,000		Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	496,158
315,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	265,412
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	117,132
565,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	480,275
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	90,969
		TOTAL	3,747,312
		Consumer Cyclical - Services—1.8%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	174,873
490,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	477,235
165,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	161,392
255,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	250,765
390,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	390,963
732,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	722,348
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	48,410
240,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	235,934
		TOTAL	2,461,920
		Consumer Non-Cyclical - Food/Beverage—4.5%
440,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	444,546
990,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	909,651
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	729,580
370,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	363,269
295,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	297,688
755,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	734,715
407,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	399,859
875,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	864,022
250,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	251,152
250,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	251,346
295,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	250,985
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	445,812
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,120
150,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	153,456
		TOTAL	6,155,201
		Consumer Non-Cyclical - Health Care—2.1%
245,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	240,748
1,265,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,250,038
230,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	212,273
295,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	311,459
85,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	82,579
490,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	492,023
300,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	306,120
		TOTAL	2,895,240
		Consumer Non-Cyclical - Pharmaceuticals—4.3%
443,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	440,620
1,005,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	949,694

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	$ 61,068
975,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	997,489
137,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	137,027
230,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	221,842
585,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	572,384
230,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	202,936
405,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	412,111
152,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	143,458
215,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	213,429
655,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	558,794
440,000		Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	412,179
234,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	230,396
300,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	291,123
		TOTAL	5,844,550
		Consumer Non-Cyclical - Products—0.3%
200,000		Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	204,253
200,000		Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	201,720
		TOTAL	405,973
		Consumer Non-Cyclical - Supermarkets—0.5%
595,000		Kroger Co., Bond, 6.900%, 4/15/2038	668,667
		Consumer Non-Cyclical - Tobacco—1.9%
342,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	341,653
295,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	306,848
295,000		BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	338,345
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	299,221
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	303,223
500,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	509,963
140,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,008
355,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	375,474
		TOTAL	2,620,735
		Energy - Independent—1.9%
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	202,208
195,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	198,045
295,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	294,614
155,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	163,974
685,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	681,707
195,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	199,924
570,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	588,984
320,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	311,820
		TOTAL	2,641,276
		Energy - Integrated—1.3%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	503,527
295,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	249,562
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	495,929
430,000	[1]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	475,848
		TOTAL	1,724,866
		Energy - Midstream—3.3%
260,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	237,030
295,000		Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	279,049
100,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	99,992

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 285,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	$ 277,607
385,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	381,766
620,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	550,200
340,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	335,915
345,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	356,726
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	125,767
490,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	461,928
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	129,467
390,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	407,266
270,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	282,417
585,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	575,390
	TOTAL	4,500,520
	Energy - Refining—0.6%
180,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	175,076
330,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	354,202
210,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	237,658
	TOTAL	766,936
	Financial Institution - Banking—23.5%
165,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	167,138
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	60,739
295,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	284,408
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,707,152
1,220,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,199,510
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	477,473
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	484,178
390,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	393,216
490,000	Citigroup, Inc., 4.125%, 7/25/2028	482,264
1,365,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,216,050
470,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	464,646
490,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	487,114
245,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	242,074
490,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	481,912
225,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	227,235
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	79,975
147,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	151,034
255,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	271,480
295,000	Comerica, Inc., 3.800%, 7/22/2026	290,208
152,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	154,506
137,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	136,708
440,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	450,573
250,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	240,643
255,000	FNB Corp. (PA), 5.722%, 12/11/2030	254,836
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	299,983
195,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	189,147
740,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	626,878
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	236,562
1,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,181,725
490,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	483,356
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	405,737
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	258,463

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 235,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	$ 210,728
215,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	223,866
975,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	843,540
975,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	856,987
490,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	487,670
490,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	486,720
245,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	246,090
160,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	161,760
390,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	412,198
400,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	397,204
245,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	236,835
315,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	339,440
540,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	526,728
975,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	964,534
205,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	207,848
490,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	490,444
190,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	192,314
117,000	Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	119,533
490,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	417,356
160,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	145,019
490,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	477,293
490,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	485,251
195,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	200,550
180,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	184,314
342,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	337,753
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	63,033
1,170,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,175,858
293,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	292,831
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	162,091
490,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	454,452
490,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	486,812
390,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	383,110
195,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	210,020
295,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	301,033
245,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	252,900
1,220,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,171,238
1,287,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,258,907
230,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	231,663
245,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	251,710
732,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	698,751
975,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	879,115
	TOTAL	32,012,422
	Financial Institution - Broker/Asset Mgr/Exchange—1.2%
215,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	213,683
490,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	414,521
195,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	198,824
240,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	235,847
580,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	582,750
	TOTAL	1,645,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—2.1%
$ 200,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	$ 187,993
490,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	434,332
540,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	537,918
685,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	659,766
540,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	528,160
137,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	141,110
175,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	182,591
245,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	242,599
		TOTAL	2,914,469
		Financial Institution - Insurance - Health—0.6%
630,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	575,311
195,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	193,572
		TOTAL	768,883
		Financial Institution - Insurance - Life—1.9%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	340,136
500,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	508,200
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	364,480
780,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	720,090
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	217,589
295,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	387,919
		TOTAL	2,538,414
		Financial Institution - Insurance - P&C—0.5%
295,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	301,952
245,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	238,913
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	92,185
		TOTAL	633,050
		Financial Institution - REIT - Apartment—0.9%
385,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	376,588
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	105,036
315,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	265,767
490,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	479,606
		TOTAL	1,226,997
		Financial Institution - REIT - Healthcare—1.3%
435,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	366,343
695,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	691,466
365,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	326,157
490,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	455,444
		TOTAL	1,839,410
		Financial Institution - REIT - Office—0.5%
245,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	244,145
80,000	[1]	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	71,699
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	96,980
245,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	270,045
		TOTAL	682,869
		Financial Institution - REIT - Other—0.9%
380,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	380,402
315,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	313,869
270,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	234,436
245,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	243,369
		TOTAL	1,172,076

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—1.1%
$ 710,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	$ 660,344
245,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	221,097
390,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	370,486
295,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	295,457
	TOTAL	1,547,384
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	535,187
	Technology—8.4%
295,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	290,915
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	115,492
332,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	330,480
651,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	641,933
390,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	395,675
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	120,244
245,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	239,199
245,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	236,573
210,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	214,295
245,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	220,653
490,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	483,320
220,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	225,055
250,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	241,657
312,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	302,225
293,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	280,700
88,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	79,818
293,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	256,847
195,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	193,068
195,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	190,049
390,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	389,914
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	92,413
235,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	230,233
305,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	300,477
195,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	196,393
90,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	89,899
735,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	718,978
560,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	526,108
225,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	238,260
420,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	366,988
855,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	845,213
785,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	700,188
390,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	408,756
535,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	470,855
585,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	574,469
260,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	249,056
	TOTAL	11,456,398
	Transportation - Railroads—0.7%
490,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	422,763
490,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	471,933
	TOTAL	894,696
	Transportation - Services—2.0%
390,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	394,467

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 717,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	$ 689,063
305,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	260,877
245,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	236,639
540,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	546,785
295,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	302,163
345,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	331,281
	TOTAL	2,761,275
	Utility - Electric—5.6%
245,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	240,221
415,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	368,693
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	129,959
390,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	347,898
390,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	360,267
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	205,391
195,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	192,250
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	317,818
390,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	405,214
620,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	600,889
245,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	249,015
490,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	474,391
235,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	229,665
490,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	500,419
255,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	256,003
585,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	595,395
490,000	NiSource, Inc., Sr. Unsecd. Note, 3.490%, 5/15/2027	480,017
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,793
240,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	223,268
245,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	241,196
293,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	289,220
780,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	670,196
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	142,333
108,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 3.550%, 6/15/2025	107,653
	TOTAL	7,673,164
	Utility - Natural Gas—0.3%
490,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	475,107
	Utility - Natural Gas Distributor—0.2%
245,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	242,083
	TOTAL CORPORATE BONDS (IDENTIFIED COST $135,275,091)	132,032,298
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
186	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	193
	Government National Mortgage Association—0.0%
420	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	431
676	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	698
891	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	912
1,400	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,434
1,240	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,279
256	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	264
999	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,034

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 3,803	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	$ 3,926
2,908	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,007
6,461	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	6,693
	TOTAL	19,678
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,244)	19,871
	REPURCHASE AGREEMENT—2.1%
2,780,000	Interest in $1,101,000,000 joint repurchase agreement 4.37%, dated 3/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,101,133,649 on 4/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $1,123,156,323. (IDENTIFIED COST $2,780,000)	2,780,000
	INVESTMENT COMPANY—1.4%
1,914,327	Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[2] (IDENTIFIED COST $1,914,327)	1,914,327
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $139,988,662)	136,746,496
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(518,043)
	NET ASSETS—100%	$136,228,453
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	39	$4,337,531	June 2025	$20,623
United States Treasury Notes 10-Year Ultra Long Futures	39	$4,450,875	June 2025	$17,936
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$38,559
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,944,103
Purchases at Cost	$4,540,731
Proceeds from Sales	$(4,570,507)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$1,914,327
Shares Held as of 3/31/2025	1,914,327
Dividend Income	$16,959

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,847,223	$1,914,327

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$132,032,298	$—	$132,032,298
Mortgage-Backed Securities	—	19,871	—	19,871
Investment Company	1,914,327	—	—	1,914,327
Repurchase Agreement	—	2,780,000	—	2,780,000
TOTAL SECURITIES	$1,914,327	$134,832,169	$—	$136,746,496
Other Financial Instruments:[1]
Assets	$38,559	$—	$—	$38,559

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust